Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Trade payables	$ 30,422	$ 24,662
Other payables and accrued liabilities	14,488	11,429
Accounts payable and accrued liabilities	$ 44,910	$ 36,091